Expenses by Nature - Summary of Auditor's Remuneration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Auditors' remuneration
Fees payable to the Group’s external auditors and their associates for the audit of the consolidated financial statements	$ 3,198	$ 2,140	$ 1,790
Fees payable for the audit of the financial statements of the Company's subsidiaries	100	150	160
Audit-related assurance services	756	1,078	874
Other assurance services	9	13	0
Total auditors' remuneration	4,063	3,381	$ 2,824
Additional auditor's remuneration	$ 348	$ 249